Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment
Property, Plant and Equipment

Note 11. Property, Plant and Equipment

The following changes in property, plant and equipment were recorded during the year ended December 31, 2024:

				Reclassification	Currency
	Opening			to Assets	translation	Ending
Costs	balance	Additions	Disposal	Held for Sale	adjustments	balance
Plants and equipment	$44,492	$2	$(257)	$(47,935)	$3,698	$—
Office equipment	2,352	149	(157)	(3)	47	2,388
Right-of-use assets*	1,347	313	(143)	(463)	27	1,081
	$48,191	$464	$(557)	$(48,401)	$3,772	$3,469

				Reclassification	Currency
	Opening			to Assets	translation	Ending
Accumulated depreciation	balance	Additions	Disposal	Held for Sale	adjustments	balance
Plants and equipment	$20,565	$2,182	$(227)	$(24,244)	$1,724	$—
Office equipment	791	187	(108)	(3)	23	890
Right-of-use assets*	1,082	360	(143)	(240)	22	1,081
	22,438	$2,729	$(478)	$(24,487)	$1,769	1,971
Net book value	$25,753					$1,498

* Primarily consisting of office premises.

The following changes in property, plant and equipment were recorded during the year ended December 31, 2023:

				Currency
	Opening			translation	Ending
Costs	balance	Additions	Disposals	adjustments	balance
Plants and equipment	$45,488	$19	$—	$(1,015)	$44,492
Office equipment	2,311	174	(156)	23	2,352
Right-of-use assets*	1,341	—	—	6	1,347
	$49,140	$193	$(156)	$(986)	$48,191

				Currency
	Opening			translation	Ending
Accumulated depreciation	balance	Additions	Disposals	adjustments	balance
Plants and equipment	$18,854	$2,156	$—	$(445)	$20,565
Office equipment	702	242	(155)	2	791
Right-of-use assets*	713	364	—	5	1,082
	20,269	$2,762	$(155)	$(438)	22,438
Net book value	$28,871				$25,753

* Primarily consisting of office premises.

In 2024, the Group reclassified the subsidiary which owned various plants and equipmenty to assets held for sale.

During the years ended December 31, 2024, 2023 and 2022, no expenditures were recognized in the carrying amounts of items of property, plant and equipment in the course of their construction.